Summary of Business and Significant Accounting Policies (Disaggregation of Revenue) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disaggregation of Revenue [Line Items]
Commission	[1]									$ 176,883		$ 177,234		$ 184,933
Other	[1]									13,823		16,090		18,414
Revenue		$ 83,118	$ 31,466	$ 34,566	$ 41,556	$ 77,415	$ 28,642	$ 35,856	$ 51,411	190,706	[1]	193,324	[1]	203,347	[1]
Medicare
Disaggregation of Revenue [Line Items]
Commission										$ 134,087		$ 116,097		$ 91,521
Medicare | Medicare Advantage
Disaggregation of Revenue [Line Items]
LTV Commissions		7.00%				7.00%				7.00%		7.00%		7.00%
Commission										$ 107,567		$ 95,736		$ 75,479
Medicare | Medicare Supplement
Disaggregation of Revenue [Line Items]
LTV Commissions		5.00%				5.00%				5.00%		5.00%		5.00%
Commission										$ 15,435		$ 11,561		$ 9,271
Medicare | Medicare Part D
Disaggregation of Revenue [Line Items]
LTV Commissions		5.00%				5.00%				5.00%		5.00%		5.00%
Commission										$ 11,085		$ 8,800		$ 6,771
Individual and Family
Disaggregation of Revenue [Line Items]
Commission										$ 17,079		$ 33,217		$ 59,420
Ancillary
Disaggregation of Revenue [Line Items]
LTV Commissions		10.00%				10.00%				10.00%		10.00%		10.00%
Commission										$ 16,048		$ 18,446		$ 23,391
Small Business
Disaggregation of Revenue [Line Items]
LTV Commissions		0.00%				0.00%				0.00%		0.00%		0.00%
Commission										$ 7,501		$ 6,133		$ 5,788
Commission Bonus
Disaggregation of Revenue [Line Items]
Commission										$ 2,168		$ 3,341		$ 4,813
Non-Qualified Health Plans | Individual and Family
Disaggregation of Revenue [Line Items]
LTV Commissions		15.00%				15.00%				15.00%		15.00%		15.00%
Commission										$ 10,024		$ 18,852		$ 40,630
Qualified Health Plans | Individual and Family
Disaggregation of Revenue [Line Items]
LTV Commissions		20.00%				20.00%				20.00%		20.00%		20.00%
Commission										$ 7,055		$ 14,365		$ 18,790
Short-term | Ancillary
Disaggregation of Revenue [Line Items]
Commission										5,504		7,276		7,788
Dental | Ancillary
Disaggregation of Revenue [Line Items]
Commission										5,064		6,968		10,702
Vision | Ancillary
Disaggregation of Revenue [Line Items]
Commission										1,607		2,013		2,575
Other | Ancillary
Disaggregation of Revenue [Line Items]
Commission										$ 3,873		$ 2,189		$ 2,326

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method